UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment             [_];  Amendment Number: ___

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Addison Clark Management, L.L.C.
Address:    10 Wright Street, Suite 100
            Westport, Connecticut 06880

Form 13F File Number:  028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Terence M. Hogan
Title:   Managing Member
Phone:   (203) 222-4000

Signature, Place, and Date of Signing:

/s/ Terence M. Hogan        Westport, Connecticut       November 16, 2009
---------------------     -------------------------    --------------------
     [Signature]              [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $300,275
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name

1.         028-10545                 Addison Clark Fund, L.P.
2.         028-10547                 Addison Clark Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                  Addison Clark Management, L.L.C.

COLUMN 1                     COLUMN  2       COLUMN 3    COLUMN 4   COLUMN 5          COLUMN 6        COLUMN 7       COLUMN 8

                             TITLE OF                    VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP       (X$1000) PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE    SHARED  NONE
BARRICK GOLD CORP            COM             067901108    9,577     252,696 SH        Shared-Defined  1,2     252,696  0      0
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH  112585104   16,068     707,549 SH        Shared-Defined  1,2     707,549  0      0
CENVEO INC                   COM             15670S105    2,798     404,314 SH        Shared-Defined  1,2     404,314  0      0
CEPHALON INC                 COM             156708109    5,887     101,078 SH        Shared-Defined  1,2     101,078  0      0
CROWN CASTLE INTL CORP       COM             228227104   22,189     707,549 SH        Shared-Defined  1,2     707,549  0      0
DISCOVERY COMMUNICATNS NEW   COM SER C       25470F302   11,314     434,637 SH        Shared-Defined  1,2     434,637  0      0
ENCANA CORP                  COM             292505104   13,102     227,427 SH        Shared-Defined  1,2     227,427  0      0
FULL HOUSE RESORTS INC       COM             359678109    3,145   1,160,396 SH        Shared-Defined  1,2   1,160,396  0      0
GEOMET INC DEL               COM             37250U201      154      90,971 SH        Shared-Defined  1,2      90,971  0      0
GREENLIGHT CAPITAL RE LTD    CLASS A         G4095J109    3,675     195,486 SH        Shared-Defined  1,2     195,486  0      0
HASBRO INC                   COM             418056107    3,637     131,078 SH        Shared-Defined  1,2     131,078  0      0
HERCULES OFFSHORE INC        COM             427093109    1,622     330,372 SH        Shared-Defined  1,2     330,372  0      0
ISLE OF CAPRI CASINOS INC    COM             464592104    5,958     505,335 SH        Shared-Defined  1,2     505,335  0      0
LIBERTY GLOBAL INC           COM SER A       530555101   19,493     863,670 SH        Shared-Defined  1,2     863,670  0      0
LINCARE HLDGS INC            COM             532791100    8,626     276,045 SH        Shared-Defined  1,2     276,045  0      0
LUFKIN INDS INC              COM             549764108    4,032      75,809 SH        Shared-Defined  1,2      75,809  0      0
MOSAIC CO                    COM             61945A107   10,544     219,340 SH        Shared-Defined  1,2     219,340  0      0
NALCO HOLDING COMPANY        COM             62985Q101    8,059     393,296 SH        Shared-Defined  1,2     393,296  0      0
ODYSSEY HEALTHCARE INC       COM             67611V101   10,992     879,383 SH        Shared-Defined  1,2     879,383  0      0
PENN NATL GAMING INC         COM             707569109   11,756     425,000 SH        Shared-Defined  1,2     425,000  0      0
RUDDICK CORP                 COM             781258108    5,920     222,373 SH        Shared-Defined  1,2     222,373  0      0
SAIC INC                     COM             78390X101   16,713     952,879 SH        Shared-Defined  1,2     952,879  0      0
SANDRIDGE ENERGY INC         COM             80007P307   13,472   1,039,469 SH        Shared-Defined  1,2   1,039,469  0      0
SLM CORP                     COM             78442P106    7,844     899,598 SH        Shared-Defined  1,2     899,598  0      0
SUPERVALU INC                COM             868536103    9,344     620,476 SH        Shared-Defined  1,2     620,476  0      0
ULTRA PETROLEUM CORP         COM             903914109   18,558     379,044 SH        Shared-Defined  1,2     379,044  0      0
UNITEDHEALTH GROUP INC       COM             91324P102   18,977     757,872 SH        Shared-Defined  1,2     757,872  0      0
WELLCARE HEALTH PLANS INC    COM             94946T106    8,718     353,672 SH        Shared-Defined  1,2     353,672  0      0
WILLIAMS COS INC DEL         COM             969457100   22,578   1,263,481 SH        Shared-Defined  1,2   1,263,481  0      0
WOLVERINE WORLD WIDE INC     COM             978097103    5,524     222,373 SH        Shared-Defined  1,2     222,373  0      0





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